WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Corporate Bonds & Notes - 44.1%
Communication Services - 5.3%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	$870,037	(a)
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	30,000	33,401
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	1.492%	5/15/25	380,000	384,891	(a)(b)

Total Diversified Telecommunication Services				1,288,329

Media - 1.1%
Charter Communications Operating LLC/
Charter Communications Operating Capital
Corp., Senior Secured Notes	4.908%	7/23/25	240,000	275,239
Comcast Corp., Senior Notes	3.950%	10/15/25	10,000	11,468
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	22,362
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	193,615
DISH DBS Corp., Senior Notes	5.875%	11/15/24	270,000	269,113
DISH DBS Corp., Senior Notes	7.750%	7/1/26	75,000	79,640
Fox Corp., Senior Notes	4.030%	1/25/24	40,000	44,367

Total Media				895,804

Wireless Telecommunication Services - 2.5%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	556,238
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	855,373
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	171,875	174,237	(c)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	100,000	109,027	(c)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	2.166%	1/16/24	220,000	219,090	(a)(b)

Total Wireless Telecommunication Services				1,913,965

Total Communication Services				4,098,098

Consumer Discretionary - 3.7%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	200,726	(c)
Automobiles - 2.2%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	252,930
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	410,910	(a)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,045,051	(a)

Total Automobiles				1,708,891

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp., Senior Notes	3.300%	7/1/25	90,000	$100,099
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	10,264

Total Hotels, Restaurants & Leisure				110,363

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	370,000	370,887
Specialty Retail - 0.4%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	0.660%	3/1/22	200,000	200,253	(a)(b)
Target Corp., Senior Notes	2.250%	4/15/25	70,000	74,949
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	10,000	11,144

Total Specialty Retail				286,346

Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc., Senior Notes	2.400%	3/27/25	170,000	182,948	(a)

Total Consumer Discretionary				2,860,161

Consumer Staples - 2.9%
Beverages - 0.6%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	1.816%	2/1/21	440,000	442,745	(b)
Coca-Cola Co., Senior Notes	2.950%	3/25/25	20,000	22,025
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,694

Total Beverages				475,464

Food & Staples Retailing - 0.8%
Walmart Inc., Senior Notes	1.900%	12/15/20	560,000	563,771	(a)
Walmart Inc., Senior Notes	3.400%	6/26/23	20,000	21,800

Total Food & Staples Retailing				585,571

Food Products - 0.8%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	576,000	611,555
Mondelez International Inc., Senior Notes	2.125%	4/13/23	10,000	10,364

Total Food Products				621,919

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	10,000	10,860
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	11,131

Total Household Products				21,991

Tobacco - 0.7%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	450,000	466,142	(a)
Cargill Inc., Senior Notes	1.375%	7/23/23	20,000	20,353	(c)

Total Tobacco				486,495

Total Consumer Staples				2,191,440

See Notes to Schedule of Investments.

2	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Energy - 4.6%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.250%	11/15/21	170,000	$173,748	(a)

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	351,000	347,490
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	190,000	197,623	(a)
BP Capital Markets PLC, Senior Notes	3.062%	3/17/22	10,000	10,413
Chevron Corp., Senior Notes	2.100%	5/16/21	330,000	334,561	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	120,000	126,735
Continental Resources Inc., Senior Notes	5.000%	9/15/22	344,000	338,453
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	190,000	195,133
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	10,000	10,870
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	40,000	40,360
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	418,000	439,324
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	606,460	(a)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	120,000	121,774	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	273,658	(a)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	277,506	(a)

Total Oil, Gas & Consumable Fuels				3,320,360

Total Energy				3,494,108

Financials - 22.1%
Banks - 16.2%
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	0.939%	8/27/21	430,000	432,235	(a)(b)(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	210,000	211,725	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	208,405	(a)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	650,000	674,100	(b)(d)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	729,333	(a)
Bank of Montreal, Senior Notes	1.850%	5/1/25	60,000	62,161
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	221,579	(a)(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	570,000	571,388	(b)(d)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	20,000	$21,550	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	900,000	1,008,502	(a)
Cooperatieve Rabobank UA, Senior Notes (3 mo. USD LIBOR + 0.430%)	1.421%	4/26/21	600,000	601,816	(a)(b)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	40,000	43,681
JPMorgan Chase & Co., Junior Subordinated Notes (5.150% to 5/1/23 then 3 mo. USD LIBOR + 3.250%)	5.150%	5/1/23	1,320,000	1,289,248	(b)(d)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	210,000	228,383	(a)(b)
M&T Bank Corp., Junior Subordinated Notes (6.450% to 2/15/24 then 3 mo. USD LIBOR + 3.610%)	6.450%	2/15/24	1,190,000	1,232,477	(b)(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	380,000	396,479	(a)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	310,000	320,499	(a)(c)
PNC Financial Services Group Inc., Junior Subordinated Notes (4.850% to 6/1/23 then 3 mo. USD LIBOR + 3.040%)	4.850%	6/1/23	990,000	956,425	(b)(d)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	50,000	51,313
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	200,000	207,622	(a)
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	1.311%	4/26/21	640,000	641,376	(a)(b)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/31/20	1,800,000	1,789,776	(b)(d)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	471,451	(a)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	60,000	62,109	(b)

Total Banks				12,433,633

Capital Markets - 3.5%
Bank of New York Mellon Corp., Junior Subordinated Notes (4.500% to 6/20/23 then 3 mo. USD LIBOR + 2.460%)	4.500%	6/20/23	1,340,000	1,287,479	(b)(d)
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	20,000	20,734
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	271,624	(a)

See Notes to Schedule of Investments.

4	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - continued
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	7/31/20	43,000	$35,848	(b)(d)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	650,000	707,610	(a)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	20,000	21,954
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	110,000	114,664	(b)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	203,876	(a)(c)

Total Capital Markets				2,663,789

Consumer Finance - 0.7%
American Express Co., Senior Notes	2.650%	12/2/22	517,000	541,693	(a)

Diversified Financial Services - 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	150,000	149,162
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	290,000	311,687	(a)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	199,986	(a)

Total Diversified Financial Services				660,835

Insurance - 0.8%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	4,066	5,459	(c)(d)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	15,290	15,147	(b)(c)
MetLife Inc., Junior Subordinated Notes (3 mo. USD LIBOR + 3.575%)	3.888%	7/31/20	680,000	614,975	(b)(d)

Total Insurance				635,581

Total Financials				16,935,531

Health Care - 1.8%
Biotechnology - 0.0%††
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	10,876

Health Care Equipment & Supplies - 0.8%
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	139,000	153,427
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.348%	6/6/22	250,000	250,698	(b)
Medtronic Inc., Senior Notes	3.500%	3/15/25	196,000	221,322	(a)

Total Health Care Equipment & Supplies				625,447

Health Care Providers & Services - 0.7%
Cigna Corp., Senior Notes	3.750%	7/15/23	10,000	10,861

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
CVS Health Corp., Senior Notes	3.350%	3/9/21	478,000	$487,517	(a)
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	20,000	21,800

Total Health Care Providers & Services				520,178

Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,000	10,830	(c)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	20,000	22,767	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	96,722
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	30,037
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	60,000	58,915

Total Pharmaceuticals				219,271

Total Health Care				1,375,772

Industrials - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	0.828%	5/11/21	370,000	370,924	(a)(b)

Airlines - 0.0%††
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	20,003	18,812

Industrial Conglomerates - 1.4%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,312,000	1,026,787	(b)(d)

Trading Companies & Distributors - 0.0%††
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	20,000	21,038

Total Industrials				1,437,561

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Inc., Senior Notes	4.700%	4/15/25	80,000	90,238	(c)
Micron Technology Inc., Senior Notes	2.497%	4/24/23	30,000	31,204

Total Semiconductors & Semiconductor Equipment				121,442

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	340,000	349,533	(a)(c)

Total Information Technology				470,975

See Notes to Schedule of Investments.

6	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Materials - 0.8%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	$283,682	(c)

Metals & Mining - 0.4%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	320,000	325,459	(c)

Total Materials				609,141

Utilities - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	290,000	300,966	(a)

Total Corporate Bonds & Notes (Cost - $32,447,138)				33,773,753

Collateralized Mortgage Obligations(e) - 41.0%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	0.725%	2/25/36	72,792	46,358	(b)
Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	0.765%	5/25/34	6,946	6,951	(b)
Banc of America Funding Corp., 2015-R3 2A2	0.298%	2/27/37	1,634,303	1,396,950	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.466%	12/20/34	264,520	207,191	(b)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.170%	6/20/35	184,424	135,106	(b)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	0.825%	4/25/34	179,379	176,396	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.435%	7/15/35	100,000	95,190	(b)(c)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.435%	7/15/35	280,000	243,199	(b)(c)
BX Commercial Mortgage Trust, 2020-BXLP A (1 mo. USD LIBOR + 0.800%)	0.985%	12/15/36	320,000	317,632	(b)(c)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.094%	2/16/37	290,000	282,097	(b)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	250,000	278,107	(b)
CD Mortgage Trust, 2017-CD6 XA, IO	1.098%	11/13/50	6,486,043	277,488	(b)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	210,000	184,708	(b)(c)
CGDB Commercial Mortgage Trust, 2019- MOB A (1 mo. USD LIBOR + 0.950%)	1.135%	11/15/36	210,000	210,291	(b)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-2A A1 (1 mo. USD LIBOR + 0.270%)	0.455%	5/25/35	132,512	126,384	(b)(c)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations(e) - continued
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	0.435%	8/25/35	115,302	$111,617	(b)(c)
CHL Mortgage Pass-Through Trust, 2004-20 2A1	3.084%	9/25/34	193,277	147,948	(b)
CHL Mortgage Pass-Through Trust, 2004-29 2A1 (1 mo. USD LIBOR + 0.660%)	0.845%	2/25/35	13,886	12,346	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 3A1A (12 mo. USD LIBOR + 1.750%)	3.711%	2/20/36	160,022	140,708	(b)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	340,000	354,859	(c)
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	1.105%	12/15/36	270,000	265,083	(b)(c)
Countrywide Home Loans Reperforming REMIC Trust, 2004-R1 2A	6.500%	11/25/34	22,518	22,406	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2005-R2 2A1	7.000%	6/25/35	67,761	71,592	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.605%	7/25/36	53,175	46,901	(b)(c)
CSMC Trust, 2015-2R 7A2	3.482%	8/27/36	1,108,621	850,475	(b)(c)
CSMC Trust, 2015-10R 3A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	2.531%	10/27/46	1,110,000	1,087,437	(b)(c)
CSMC Trust, 2018-J1 B2	3.662%	2/25/48	825,340	832,693	(b)(c)
CSMC Trust, 2019-NQM1 A2	2.860%	10/25/59	279,572	285,304	(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	490,000	474,302	(c)
DBJPM Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	250,000	262,416
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 3AR1	3.875%	6/25/34	155,259	151,630	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	7.335%	7/25/23	309,670	276,609	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3 (1 mo. USD LIBOR + 3.800%)	3.985%	3/25/25	107,197	109,146	(b)

See Notes to Schedule of Investments.

8	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations(e) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	1.485%	3/25/29	34,960	$34,934	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	11.435%	10/25/29	367,175	351,164	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	11.935%	4/25/43	244,600	234,199	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	10.685%	2/25/47	520,000	500,801	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.435%	10/25/23	226,889	207,865	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.585%	1/25/24	293,247	262,316	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.185%	7/25/24	219,077	193,784	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.085%	11/25/24	298,926	309,610	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	11.935%	8/25/28	257,328	285,241	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	6.185%	9/25/28	186,229	194,565	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.435%	1/25/29	895,338	975,080	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.435%	1/25/29	783,187	817,353	(b)(c)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations(e) - continued
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	9.435%	4/25/29	1,007,371	$1,083,207	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M1 (1 mo. USD LIBOR + 0.800%)	0.985%	1/25/40	243,566	243,169	(b)(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-25 BI, IO	3.000%	3/25/33	4,775,882	408,295
Federal National Mortgage Association (FNMA) REMIC, 2013-62 AI, IO	3.000%	6/25/33	3,726,895	328,982
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (1 mo. USD LIBOR + 0.450%)	0.635%	7/25/49	757,879	759,919	(b)
Federal National Mortgage Association (FNMA) STRIPS, 347 2, IO	5.000%	1/25/34	507,963	92,023
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	85,226	87,273	(b)(c)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	628,157	591,663
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	0.724%	3/20/60	77,519	77,590	(a)(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.174%	5/20/60	61,391	62,093	(b)
Government National Mortgage Association (GNMA), 2010-H11 FA (1 mo. USD LIBOR + 1.000%)	1.174%	6/20/60	443,146	449,235	(a)(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.753%	11/20/60	837,780	836,526	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	0.803%	1/20/61	85,669	85,650	(b)
Government National Mortgage Association (GNMA), 2011-H05 FA (1 mo. USD LIBOR + 0.500%)	0.803%	12/20/60	148,418	148,391	(a)(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	0.803%	12/20/60	153,051	153,013	(a)(b)

See Notes to Schedule of Investments.

10	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations(e) - continued
Government National Mortgage Association (GNMA), 2011-H6 FA (1 mo. USD LIBOR + 0.450%)	0.753%	2/20/61	361,903	$361,356	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.803%	2/20/61	207,556	207,533	(a)(b)
Government National Mortgage Association (GNMA), 2011-H08 FD (1 mo. USD LIBOR + 0.500%)	0.803%	2/20/61	211,870	211,825	(a)(b)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.803%	3/20/61	420,223	420,147	(a)(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	0.803%	4/20/61	92,431	92,413	(b)
Government National Mortgage Association (GNMA), 2012-H18 NA (1 mo. USD LIBOR + 0.520%)	0.823%	8/20/62	344,178	344,290	(a)(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	0.833%	10/20/62	323,046	323,394	(a)(b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	0.823%	10/20/62	396,943	397,050	(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.585%	4/25/36	183,164	149,484	(b)(c)
HarborView Mortgage Loan Trust, 2004-10 4A	3.634%	1/19/35	71,266	67,506	(b)
HarborView Mortgage Loan Trust, 2005-14 3A1A	4.138%	12/19/35	32,022	30,008	(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR7 A2 (1 mo. USD LIBOR + 0.860%)	1.045%	9/25/34	102,291	94,871	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	107,799	112,285
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.695%	1/16/37	400,000	356,592	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.195%	1/16/37	400,000	335,405	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	390,000	346,681	(b)(c)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations(e) - continued
JPMorgan Mortgage Trust, 2005-A3 3A4	3.513%	6/25/35	67,892	$66,978	(b)
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	0.778%	12/22/69	361,800	358,902	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	3.385%	12/25/33	31,843	30,254	(b)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.535%	5/25/35	623,890	293,265	(b)(c)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.865%	5/25/36	62,207	56,951	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	350,000	377,094
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.035%	11/15/34	112,564	105,145	(b)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.585%	5/15/36	160,000	142,632	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	3.597%	5/25/36	249,680	227,976	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	2.401%	12/27/46	86,856	90,753	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	2.401%	12/27/46	1,436,841	1,118,061	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	0.688%	7/26/45	93,062	90,610	(b)(c)
MortgageIT Trust, 2005-3 A1 (1 mo. USD LIBOR + 0.600%)	0.785%	8/25/35	132,607	128,440	(b)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.204%	4/18/24	410,000	402,923	(b)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	233,637	251,173	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	367,992	396,928	(b)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	259,796	264,104
Nomura Resecuritization Trust, 2015-1R 2A2	2.072%	10/26/36	122,474	123,676	(b)(c)
One Market Plaza Trust, 2017-1MKT A	3.614%	2/10/32	320,000	335,808	(c)
PMT Credit Risk Transfer Trust, 2019-1R A (1 mo. USD LIBOR + 2.000%)	2.184%	3/27/24	355,772	350,638	(b)(c)

See Notes to Schedule of Investments.

12	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations(e) - continued
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	352,155	$289,395	(c)
Structured Asset Mortgage Investments II Trust, 2004-AR3 1A1 (1 mo. USD LIBOR + 0.600%)	0.794%	7/19/34	122,043	117,472	(b)
Structured Asset Securities Corp., 2005- RF2 A (1 mo. USD LIBOR + 0.350%)	0.535%	4/25/35	116,984	105,446	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	2.175%	11/11/34	267,327	230,763	(b)(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	410,000	454,306
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.088%	10/25/34	56,037	54,757	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR12 A2A (1 mo. USD LIBOR + 0.780%)	0.965%	10/25/44	55,832	53,958	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.585%	6/25/35	301,181	240,263	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A2A3 (1 mo. USD LIBOR + 0.800%)	0.985%	1/25/45	47,872	47,304	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	0.645%	4/25/45	235,463	229,792	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.905%	7/25/45	367,402	335,155	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1B3 (1 mo. USD LIBOR + 0.360%)	0.545%	10/25/45	216,595	208,301	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	0.675%	10/25/45	92,373	87,317	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	2.240%	10/25/46	210,310	186,802	(b)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Collateralized Mortgage Obligations(e) - continued
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	364,630	$258,592
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	140,000	147,178

Total Collateralized Mortgage Obligations (Cost - $31,670,964)				31,371,413

Asset-Backed Securities - 26.0%
ACIS CLO Ltd., 2014-3A A1A (3 mo. USD LIBOR + 1.510%)	2.197%	2/1/26	41,459	41,459	(b)(c)
ACIS CLO Ltd., 2014-3A A2A (3 mo. USD LIBOR + 1.550%)	2.237%	2/1/26	13,653	13,655	(b)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	2.277%	5/1/27	180,305	180,318	(b)(c)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	2.189%	10/21/28	250,000	245,607	(b)(c)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-AR1 M1 (1 mo. USD LIBOR + 1.065%)	1.239%	9/25/32	55,185	55,357	(b)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	0.685%	9/25/35	175,702	175,395	(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	2.490%	4/24/29	198,522	195,860	(b)(c)
Ares XLIV CLO Ltd., 2017-44A C (3 mo. USD LIBOR + 3.450%)	4.669%	10/15/29	250,000	239,869	(b)(c)
Argent Securities Inc., Asset-Backed Pass- Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	1.310%	9/25/33	24,093	22,235	(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A C	4.530%	3/20/23	108,000	101,610	(c)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	436,234	310,804
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	1.540%	11/23/25	72,895	72,701	(b)(c)
Canyon CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.920%)	2.319%	7/15/28	250,000	250,625	(b)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	2.041%	7/27/31	248,021	240,641	(b)(c)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.355%	7/20/31	250,000	241,139	(b)(c)

See Notes to Schedule of Investments.

14	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Asset-Backed Securities - continued
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	4.835%	7/20/31	250,000	$234,667	(b)(c)
Chase Funding Trust, 2004-1 1A7	4.985%	11/25/33	150,928	156,750
Citigroup Mortgage Loan Trust Inc., 2005- OPT1 M1 (1 mo. USD LIBOR + 0.630%)	0.815%	2/25/35	193,303	184,598	(b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	234,828	224,682	(b)
Countrywide Asset-Backed Certificates Trust, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	1.085%	10/25/47	491,815	464,232	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.335%	11/15/36	253,976	219,019	(b)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1 A4	5.184%	12/25/37	132,004	135,155	(c)
Domino’s Pizza Master Issuer LLC, 2017-1A A2I (3 mo. USD LIBOR + 1.250%)	2.241%	7/25/47	487,500	485,609	(b)(c)
GoldenTree Loan Opportunities IX Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	1.951%	10/29/29	250,000	246,898	(b)(c)
GreenPoint Home Equity Loan Trust, 2004-4 A (1 mo. USD LIBOR + 0.280%)	0.465%	8/15/30	16,820	16,377	(b)
Grippen Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 3.300%)	4.435%	1/20/30	500,000	469,464	(b)(c)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	0.455%	3/25/36	597,879	374,805	(b)
GSAMP Trust, 2004-OPT B1 (1 mo. USD LIBOR + 2.400%)	2.585%	11/25/34	47,651	38,168	(b)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.585%	10/25/46	216,955	192,627	(b)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	2.071%	7/25/27	153,705	151,762	(b)(c)
Home Equity Loan Trust, 2006-HSA3 A (1 mo. USD LIBOR + 0.130%)	0.315%	5/25/36	284,751	277,458	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	0.685%	10/25/35	790,000	744,256	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2006-A A (1 mo. USD LIBOR + 0.260%)	0.445%	6/25/36	1,966,468	169,685	(b)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	2.985%	7/17/29	250,000	241,513	(b)(c)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Asset-Backed Securities - continued
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	2.459%	7/15/27	250,000	$248,246	(b)(c)
LCM XX LP, 20A AR (3 mo. USD LIBOR + 1.040%)	2.175%	10/20/27	250,000	246,792	(b)(c)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	601,620	617,065	(c)
Lehman XS Trust, 2006-8 2A4A (1 mo. USD LIBOR + 0.260%)	0.445%	6/25/36	992,254	860,883	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	1.010%	9/25/31	8,591	8,544	(b)
Long Beach Mortgage Loan Trust, 2002-1 2M1 (1 mo. USD LIBOR + 1.125%)	1.310%	5/25/32	43,008	43,044	(b)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	2.108%	5/22/27	100,000	97,821	(b)(c)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.785%	4/25/40	110,874	106,445	(b)
New Century Home Equity Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.930%)	1.115%	11/25/34	541,605	515,824	(b)
NovaStar Mortgage Funding Trust, 2004-1 M3 (1 mo. USD LIBOR + 0.825%)	1.010%	6/25/34	413,190	406,717	(b)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	2.549%	10/15/32	250,000	247,038	(b)(c)
OneMain Financial Issuance Trust, 2016-3A A	3.830%	6/18/31	925,000	942,647	(c)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	1.115%	8/25/35	520,000	379,933	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.704%	4/15/37	244,681	213,167	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.455%	5/25/36	252,086	248,655	(b)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	1.310%	8/25/33	16,211	15,831	(b)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	0.525%	3/25/36	800,000	739,909	(b)
RASC Trust, 2005-KS12 M4 (1 mo. USD LIBOR + 0.640%)	0.825%	1/25/36	460,000	364,733	(b)
RASC Trust, 2006-KS2 M3 (1 mo. USD LIBOR + 0.410%)	0.595%	3/25/36	1,260,000	1,084,335	(b)
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	2.055%	10/20/27	167,706	165,856	(b)(c)

See Notes to Schedule of Investments.

16	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Asset-Backed Securities - continued
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.065%	8/25/33	51,624	$48,331	(b)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	0.645%	4/25/36	62,888	62,185	(b)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	0.525%	3/25/36	53,559	53,317	(b)
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	2.255%	7/17/26	32,532	32,493	(b)(c)
SLM Private Credit Student Loan Trust, 2007-A A4A (3 mo. USD LIBOR + 0.240%)	0.553%	12/16/41	452,515	429,169	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.141%	3/25/44	960,000	897,487	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	490,294	498,459	(c)
Structured Asset Investment Loan Trust, 2004-9 M4 (1 mo. USD LIBOR + 1.950%)	2.135%	10/25/34	117,619	110,876	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	0.755%	10/25/36	804,356	777,516	(b)(c)
Sudbury Mill CLO Ltd., 2013-1A A1R (3 mo. USD LIBOR + 1.150%)	2.285%	1/17/26	209,435	208,784	(b)(c)
Terwin Mortgage Trust, 2004-5HE M1 (1 mo. USD LIBOR + 0.885%)	1.070%	6/25/35	394,642	379,906	(b)
THL Credit Wind River CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	2.869%	7/15/28	250,000	245,183	(b)(c)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	2.165%	10/20/27	204,555	202,526	(b)(c)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.109%	4/15/29	500,000	492,134	(b)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	2.245%	7/20/30	300,000	292,717	(b)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	2.709%	7/15/32	250,000	243,604	(b)(c)

Total Asset-Backed Securities (Cost - $20,174,392)				19,943,172

Senior Loans - 4.8%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.3%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.685%	1/31/28	257,809	247,368	(b)(f)(g)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.3%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.930%	4/30/25	119,388	$115,524	(b)(f)(g)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.923%	9/18/26	115,564	110,219	(b)(f)(g)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	12/17/26	109,450	104,799	(b)(f)(g)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/16/26	674,122	626,372	(b)(f)(g)

Total Media				956,914

Total Communication Services				1,204,282

Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.935%	6/22/26	120,000	112,500	(b)(f)(g)
Scientific Games International Inc., Initial Term Loan B5	2.928-3.612%	8/14/24	119,389	105,839	(b)(f)(g)

Total Hotels, Restaurants & Leisure				218,339

Specialty Retail - 0.3%
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	232,506	213,711	(b)(f)(g)

Total Consumer Discretionary				432,050

Financials - 0.7%
Capital Markets - 0.3%
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.808%	2/1/27	119,400	115,271	(b)(f)(g)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.178%	7/3/24	119,391	114,615	(b)(f)(g)

Total Capital Markets				229,886

Diversified Financial Services - 0.3%
RPI 2019 Intermediate Finance Trust, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.928%	2/5/27	109,450	107,238	(b)(f)(g)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.928%	11/16/26	119,382	114,930	(b)(f)(g)

Total Diversified Financial Services				222,168

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/24	119,391	115,623	(b)(f)(g)

Total Financials				567,677

See Notes to Schedule of Investments.

18	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care - 0.8%
Health Care Providers & Services - 0.6%
Elanco Animal Health Inc., Term Loan B	—	2/4/27	140,000	$134,050	(h)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.109%	11/15/27	119,400	115,304	(b)(f)(g)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.928%	11/17/25	120,000	112,425	(b)(f)(g)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	119,700	117,343	(b)(f)(g)

Total Health Care Providers & Services				479,122

Health Care Technology - 0.2%
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	119,686	115,247	(b)(f)(g)

Total Health Care				594,369

Industrials - 0.9%
Airlines - 0.4%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.185%	12/14/23	272,193	222,032	(b)(f)(g)
American Airlines Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.000%)	2.184%	4/28/23	118,763	96,622	(b)(f)(g)

Total Airlines				318,654

Commercial Services & Supplies - 0.2%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.678%	10/1/26	119,400	115,893	(b)(f)(g)

Electrical Equipment - 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	119,394	115,663	(b)(f)(g)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.308%	12/30/26	119,700	115,720	(b)(f)(g)

Total Industrials				665,930

Information Technology - 0.1%
Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	10/16/26	119,700	116,234	(b)(f)(g)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	19

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Materials - 0.1%
Containers & Packaging - 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.928%	2/4/27	119,700		$115,436	(b)(f)(g)

Total Senior Loans (Cost - $3,932,707)					3,695,978

Sovereign Bonds - 3.7%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,885,000	BRL	359,838
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,233,000	BRL	257,686
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	108,000	BRL	23,597

Total Brazil					641,121

Mexico - 1.4%
Mexican Bonos, Senior Notes	8.500%	5/31/29	13,670,000	MXN	704,581
Mexico Government International Bond, Senior Notes	6.750%	9/27/34	85,000		111,972	(a)
Mexico Government International Bond, Senior Notes	5.550%	1/21/45	210,000		248,264	(a)

Total Mexico					1,064,817

Qatar - 0.3%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	200,000		214,978	(i)

Russia - 0.6%
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	254,000		437,674	(i)

United Arab Emirates - 0.6%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	270,000		279,415	(c)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	210,000		217,098	(c)

Total United Arab Emirates					496,513

Total Sovereign Bonds (Cost - $3,045,622)					2,855,103

Mortgage-Backed Securities - 2.7%
FHLMC - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/49	53,244		56,427	(a)

FNMA - 1.0%
Federal National Mortgage Association (FNMA)	4.500%	8/1/48	256,190		275,231	(a)

See Notes to Schedule of Investments.

20	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	3.500%	4/1/49	150,158	$158,131	(a)
Federal National Mortgage Association (FNMA)	3.000%	11/1/49- 1/1/50	281,788	297,159	(a)

Total FNMA				730,521

GNMA - 1.6%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	67,049	78,517	(a)
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	41,901	45,579
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.158%)	2.123%	7/20/60	68,218	69,613	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.086%)	1.261%	8/20/58	78,351	79,142	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.224%)	1.398%	7/20/60	78,835	79,995	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.374%)	1.543%	12/20/59	87,122	88,583	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.410%)	1.580%	12/20/59	391,620	398,310	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	1.610%	10/20/59- 1/20/60	393,181	400,659	(a)(b)

Total GNMA				1,240,398

Total Mortgage-Backed Securities (Cost - $1,997,908)				2,027,346

			Shares
Preferred Stocks - 1.7%
Financials - 1.7%
Capital Markets - 1.7%
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost - $1,275,960)	5.900%		49,000	1,285,270	(b)

Total Investments before Short-Term Investments (Cost - $94,544,691)				94,952,035

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	21

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	SHARES	VALUE
Short-Term Investments - 0.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $454,217)	0.085%	454,217	$454,217

Total Investments - 124.6% (Cost - $94,998,908)			95,406,252

Liabilities in Excess of Other Assets - (24.6)%			(18,806,640)

Total Net Assets - 100.0%			$76,599,612

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

See Notes to Schedule of Investments.

22	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar
UST	— United States Treasury

At June 30, 2020, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Bank of America N.A.	0.380%	6/22/2020	7/21/2020	$970,000	Mortgage-Backed Securities	$1,037,160
Bank of America N.A.	0.380%	6/4/2020	7/2/2020	1,023,000	Collateralized Mortgage Obligations	1,154,881
Bank of America N.A.	0.400%	6/19/2020	7/20/2020	786,000	Collateralized Mortgage Obligations	929,084
Bank of America N.A.	0.450%	6/5/2020	9/4/2020	600,000	Collateralized Mortgage Obligations Mortgage- Backed Securities	612,809 79,142
Barclays Bank PLC	2.600%	6/14/2018	TBD**	265,819	Sovereign Bonds	360,236
RBC Capital Markets	0.330%	5/22/2020	8/21/2020	854,000	Mortgage-Backed Securities	865,464
RBC Capital Markets	0.850%	6/2/2020	8/27/2020	3,147,637	Corporate Bonds & Notes	3,316,524
RBC Capital Markets	0.850%	5/29/2020	8/27/2020	11,762,855	Corporate Bonds & Notes	12,446,321

				$19,409,311		$20,801,621

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of June 30, 2020.

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	23

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	17	12/20	$4,165,027	$4,237,675	$72,648
U.S. Treasury 5-Year Notes	17	9/20	2,132,283	2,137,617	5,334
U.S. Treasury 10-Year Notes	151	9/20	20,942,281	21,014,954	72,673

					150,655

Contracts to Sell:
30-Day Federal Funds	8	6/21	3,335,252	3,333,934	1,318
90-Day Eurodollar	122	3/21	30,399,756	30,439,000	(39,244)
U.S. Treasury 2-Year Notes	33	9/20	7,287,271	7,287,328	(57)
U.S. Treasury Long-Term Bonds	17	9/20	3,030,860	3,035,562	(4,702)
					(42,685)

Net unrealized appreciation on open futures contracts					$107,970

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	820,000	USD	587,780	BNP Paribas SA	7/16/20	$16,256
USD	131,491	CAD	180,000	BNP Paribas SA	7/16/20	(1,103)
USD	372,556	CAD	510,000	BNP Paribas SA	7/16/20	(3,124)
USD	86,134	GBP	69,377	Citibank N.A.	7/16/20	160
MXN	14,070,000	USD	571,568	Goldman Sachs Group Inc.	7/16/20	39,261
USD	23,083	BRL	122,330	Goldman Sachs Group Inc.	7/16/20	606
CAD	30,000	USD	21,281	Morgan Stanley & Co. Inc.	7/16/20	818
CAD	261,353	USD	185,393	Morgan Stanley & Co. Inc.	7/16/20	7,127
CAD	180,000	USD	131,510	BNP Paribas SA	10/16/20	1,105
CAD	510,000	USD	372,613	BNP Paribas SA	10/16/20	3,132

Total						$64,238

Abbreviation(s) used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

See Notes to Schedule of Investments.

24	Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2020

At June 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
	$2,500,000	6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	$(2,348)	$(72,852)
	3,860,000	7/9/23	2.902% semi-annually	3-Month LIBOR quarterly	(20,893)	(289,841)
	1,869,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	5,905	(135,342)
	19,100,000	7/5/28	3.000% semi-annually	3-Month LIBOR quarterly	(108,943)	(3,644,793)

Total	$27,329,000				$(126,279)	$(4,142,828)

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2020 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities. On October 31, 2019 and April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

26

Notes to Schedule of Investments (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

27

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$33,773,753	—	$33,773,753
Collateralized Mortgage Obligations	—	31,371,413	—	31,371,413
Asset-Backed Securities	—	19,943,172	—	19,943,172
Senior Loans	—	3,695,978	—	3,695,978
Sovereign Bonds	—	2,855,103	—	2,855,103
Mortgage-Backed Securities	—	2,027,346	—	2,027,346
Preferred Stocks	$1,285,270	—	—	1,285,270

Total Long-Term Investments	1,285,270	93,666,765	—	94,952,035

Short-Term Investments†	454,217	—	—	454,217

Total Investments	$1,739,487	$93,666,765	—	$95,406,252

Other Financial Instruments:
Futures Contracts	$151,973	—	—	$151,973
Forward Foreign Currency Contracts	—	$68,465	—	68,465

Total Other Financial Instruments	$151,973	$68,465	—	$220,438

Total	$1,891,460	$93,735,230	—	$95,626,690

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$44,003	—	—	$44,003
Forward Foreign Currency Contracts	—	$4,227	—	4,227
Centrally Cleared Interest Rate Swaps	—	4,142,828	—	4,142,828

Total	$44,003	$4,147,055	—	$4,191,058

†	See Schedule of Investments for additional detailed categorizations.

28